Combined Statements of Comprehensive Income (FY) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Comprehensive Income [Abstract]
Net income	$ 543	$ 552	$ 884	$ 981	$ 1,273	$ 955	$ 1,107
Other comprehensive (loss) income, net of tax
Foreign currency translation	(80)	70	158	(83)	(344)	92	(250)
Net change in fair value of cash flow hedges, net of tax (expense) benefit of $(3) million, $6 million and $1 million in 2024, 2023 and 2022, respectively	0	(4)	7	3	9	(19)	(5)
Actuarial gains (losses) and prior service credits (costs) for defined benefit pension plans and other postretirement benefit plans, net of tax (expense) benefit of $(16) million, $4 million and $(13) million in 2024, 2023 and 2022, respectively	1	(2)	(1)	(2)	46	(18)	51
Total other comprehensive (loss) income, net of tax	(79)	64	164	(82)	(289)	55	(204)
Total comprehensive income	464	616	1,048	899	984	1,010	903
Comprehensive loss attributable to noncontrolling interests	2	1	3	2	1	1	1
Comprehensive income attributable to the Company	$ 466	$ 617	$ 1,051	$ 901	$ 985	$ 1,011	$ 904